Supplementary Oil and Gas Information - (Unaudited) - Standardized Measure of Discounted Future Net Cash Flows (Detail) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Future cash inflows	$ 8,324	$ 10,679
Future production costs	(3,549)	(4,150)
Future development/ abandonment costs	(1,461)	(1,379)
Undiscounted pre-tax cash flows	3,314	5,149
Deferred income taxes	(272)	(577)
Future net cash flows	3,042	4,573
Less 10% annual discount factor	(1,187)	(1,819)
Standardized measure of discounted future net cash flows	$ 1,855	$ 2,754	$ 1,430